SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software, net (Details)	12 Months Ended
Dec. 31, 2019
Computers and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Lives	3 years
Minimum | Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Lives	4 years
Minimum | Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Lives	3 years
Maximum | Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Lives	5 years
Maximum | Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Lives	10 years